NOTE 4 - Trade accounts receivable	12 Months Ended
Dec. 31, 2024
Notes
NOTE 4 - Trade accounts receivable:	NOTE 4 – Trade accounts receivable:
	As at December 31,
	2024	2023
Credit-cards through Payment’s gateway	996	798
Others	120	10
Total	1,116	808